STOCK-BASED COMPENSATION - Restricted Stock Activity (Details) - $ / shares	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021
Obagi Cosmeceuticals
Weighted Average Grant Date Fair Value per Share
Exercised, weighted average grant date fair value (in dollars per share)		$ 0	$ 0
Restricted stock | Waldencast plc
Shares
Outstanding, beginning balance (in shares)	0
Granted (in shares)	3,173,364
Vested (in shares)	(370,945)
Forfeited (in shares)	0
Outstanding, ending balance (in shares)	2,802,419	0
Weighted Average Grant Date Fair Value per Share
Outstanding beginning balance, weighted average grant date fair value (in dollars per share)	$ 0
Granted, weighted average grant date fair value (in dollars per share)	9.16
Vested, weighted average grant date fair value (in dollars per share)	10.00
Forfeited, weighted average grant date fair value (in dollars per share)	0
Outstanding ending balance, weighted average grant date fair value (in dollars per share)	$ 9.16	$ 0
Restricted Stock Units (RSUs)
Weighted Average Grant Date Fair Value per Share
Granted, weighted average grant date fair value (in dollars per share)		$ 38.90	$ 38.68
Restricted Stock Units (RSUs) | Obagi Cosmeceuticals
Shares
Outstanding, beginning balance (in shares)	234,842	243,307	0
Granted (in shares)		1,754	243,307
Vested (in shares)		0	0
Exercised (in shares)		0	0
Forfeited (in shares)		10,219	0
Outstanding, ending balance (in shares)		234,842	243,307
Weighted Average Grant Date Fair Value per Share
Outstanding beginning balance, weighted average grant date fair value (in dollars per share)	$ 38.90	$ 38.68	$ 0
Granted, weighted average grant date fair value (in dollars per share)		68.19	38.68
Vested, weighted average grant date fair value (in dollars per share)		0	0
Forfeited, weighted average grant date fair value (in dollars per share)		38.68	0
Outstanding ending balance, weighted average grant date fair value (in dollars per share)		$ 38.90	$ 38.68